Commitments and Contingencies - Additional Information (Detail) (USD $)	12 Months Ended		12 Months Ended		84 Months Ended					12 Months Ended			96 Months Ended	84 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 U.S. Mills [Member]	Dec. 31, 2008 U.S. Mills [Member]	Dec. 31, 2013 U.S. Mills [Member] Insurance_Carriers	Dec. 31, 2012 U.S. Mills [Member]	Dec. 31, 2013 Tegrant Holding Corporation [Member]	Dec. 31, 2012 Tegrant Holding Corporation [Member]	Nov. 08, 2011 Tegrant Holding Corporation [Member]	Dec. 31, 2013 Hotspot [Member]	Dec. 31, 2007 Hotspot [Member]	Dec. 31, 2005 Hotspot [Member]	Dec. 31, 2013 Hotspot [Member]	Dec. 31, 2013 Operating Units 2 - 5 [Member]
Site Contingency [Line Items]
Portion of Hotspot remediation to be funded by U.S. Mills										50.00%
Environmental remediation expenses											$ 5,150,000	$ 12,500,000	$ 17,650,000	$ 60,825,000
Environmental remediation spent										14,467,000			14,467,000	11,884,000
Environmental accrual	73,032,000	75,605,000	52,124,000		52,124,000	53,972,000	18,429,000	18,733,000	18,850,000	3,183,000			3,183,000	48,941,000
Penalty per day for failure to comply with its terms	32,500
Environmental contingencies future related cost, high estimate			94,000,000
Recognized environmental loss contingencies settlements from insurance policies				40,825,000
Number of remaining insurance carriers in liquidation					2
Total future payments	328,600,000
Payments in 2014	70,000,000
Payments in 2015	64,500,000
Payments in 2016	67,300,000
Payments in 2017	50,400,000
Payments in 2018 - 2023	$ 76,400,000